CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Jun. 30, 2026
Cash and cash equivalents [abstract]
Schedule of Cash, Cash Equivalents and Short Term Investments

Amounts in R million	Note	2026	2025

Cash at the bank		74.6	64.9
Access deposits and income funds[1]		2,681.3	1,228.1
Restricted cash[2]		14.1	13.2
		2,770.0	1,306.2

Interest earned on cash and cash equivalents	6	136.5	68.3
[1]These consist of access deposit notes and conservatively managed income funds that are diversified across the major financial institutions in South Africa.
At reporting date all of these instruments had same day or next day liquidity and effective annualised yields of between 7.6% and 8.3%
(2025: between 8.0% and 9.4%).
[2]This consists of cash held on call as collateral for guarantees issued by the Standard Bank of South Africa Limited on behalf of the Group for environmental rehabilitation amounting to R7.8 million (2025: R5.2 million) and various utilities amounting to R5.1 million (2025: R5.1 million).
Guarantees
As part of the ordinary operations of the Group, the Group has issued guarantees by third party financial institutions to Eskom
Holdings SOC Limited of R183.1 million (2025: R115.1 million) and R117.2 million (2025: R117.2 million) to Ekurhuleni
Metropolitan Municipality. For guarantees relating to rehabilitation see note 11.

Schedule of Market Risk

Amounts in R million	2026	2025

100bp increase	20.4	9.1
100bp (decrease)	(20.4)	(9.1)